Earnings Per Share (Details)	12 Months Ended
Dec. 31, 2018 $ / shares shares
Shares of Common Stock Attributable to Options
Outstanding at beginning of period (in shares) | shares	0
Granted (in shares) | shares	421,297
Exercised (in shares) | shares	0
Forfeited or expired (in shares) | shares	0
Outstanding at end of period (in shares) | shares	421,297
Exercisable (in shares) | shares	58,766
Weighted-Average Exercise Price of Options
Outstanding at beginning of period (usd per share) | $ / shares	$ 0.00
Granted (usd per share) | $ / shares	31.61
Exercised (usd per share) | $ / shares	0.00
Forfeited or expired (usd per share) | $ / shares	0.00
Outstanding at end of period (usd per share) | $ / shares	31.61
Exercisable (usd per share) | $ / shares	$ 31.61